Commitments	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on June 25, 2020, the holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 4,575,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. In connection with the closing of the Initial Public Offering on June 30, 2020, the underwriters partially exercised their over-allotment option to purchase an additional 4,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 75,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,100,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 30,500,000 Units sold in the Initial Public Offering, or $10,675,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $2,475,000. Up to 10% of the deferred commission relating to the base offering may be paid at the sole discretion of the Company to third parties not participating in the Initial Public Offering (but who are members of FINRA) that assist the Company in consummating the Business Combination. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

Business Combination Agreement

On February 11, 2021, the Company entered into an agreement and plan of merger (the “Merger Agreement”), by and among the Company, Merger Sub and MoneyLion, which provides for Merger Sub to merge with and into MoneyLion with MoneyLion surviving the merger as a wholly owned subsidiary of the Company (the “Business Combination”). In addition, in connection with the consummation of the Business Combination, the Company will be renamed as determined by MoneyLion and is referred to herein as “New MoneyLion” as of the time following such change of name.

Under the Merger Agreement, the Company has agreed to acquire all of the outstanding shares of common stock of MoneyLion for $2,200,000,000 in aggregate consideration. MoneyLion stockholders will receive shares of Class A common stock of New MoneyLion (valued at $10.00 per share), and, if elected by MoneyLion, cash consideration up to the lower of (A) the amount (which may be zero) by which the Parent Closing Cash (as defined in the Merger Agreement) exceeds $260,000,000 and (B) $100,000,000, together with a contingent right to receive a pro rata portion of up to 17,500,000 shares of Class A common stock of New MoneyLion (the “Earn Out Shares”).

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

NOTE 7. COMMITMENTS

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on June 25, 2020, the holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 4,575,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. In connection with the closing of the Initial Public Offering on June 30, 2020, the underwriters partially exercised their over-allotment option to purchase an additional 4,500,000 Units at $10.00 per Unit and forfeited the option to exercise the remaining 75,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,100,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 30,500,000 Units sold in the Initial Public Offering, or $10,675,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $2,475,000. Up to 10% of the deferred commission relating to the base offering may be paid at the sole discretion of the Company to third parties not participating in the Initial Public Offering (but who are members of FINRA) that assist the Company in consummating the Business Combination. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.